Production costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Production costs
Salaries and wages	$ 35,386	$ 31,318	$ 27,838
Consumable materials	33,827	24,437	32,489
Electricity costs	19,755	15,321	14,049
Safety	1,289	1,112	1,155
Share-based payment expense (note 12)	1,427	434	660
On mine administration	5,976	5,501	4,127
Security	2,036	1,528	1,020
Solar operations and maintenance services	429	595	647
Increase in provision for obsolete stock	1,063	312	283
Pre-feasibility exploration costs	133	186	441
Production costs	101,321	80,744	82,709
Blanket Mine
Production costs
Salaries and wages	33,990	30,042	25,042
Consumable materials	32,852	23,653	24,087
Electricity costs	19,304	14,870	13,496
Safety	1,289	1,112	1,155
Share-based payment expense (note 12)	1,358	412	637
On mine administration	5,010	4,648	2,783
Security	2,036	1,528	1,020
Solar operations and maintenance services	429	595	647
Increase in provision for obsolete stock	1,063	312	283
Pre-feasibility exploration costs	133	186	441
Production costs	97,464	77,358	69,591
Bilboes
Production costs
Salaries and wages	1,396	1,276	2,796
Consumable materials	975	784	8,402
Electricity costs	451	451	553
Share-based payment expense (note 12)	69	22	23
On mine administration	966	853	1,344
Production costs	$ 3,857	$ 3,386	$ 13,118